Contract liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contract liabilities
Contract liabilities	$ 9,587,245	$ 7,054,586
Movement in contract liabilities
Beginning balance	7,054,586	5,569,004
Decrease in contract liabilities as a result of recognizing revenue	(3,204,988)	(5,012,911)
Increase in contract liabilities as a result of receiving sales deposit/non-refundable consideration from contract customer	5,737,647	6,498,493
Ending balance	9,587,245	7,054,586
Revenue to be recognized in within one year	$ 5,915,231	$ 2,357,074
Period of revenue to be recognized	1 year